SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF CAPITAL STOCK

The change in the number of issued shares of capital stock during the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the Years Ended December 31,
	2024	2023	2022
Balance at the beginning of the year	260,891	239,489	237,889
Share issuance upon initial public offering	-	18,750	-
Exercise of stock options	5,652	2,652	1,600
Balance at the end of the year	266,543	260,891	239,489